Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of inventories [line items]
Finished goods		₨ 273,017.2		$ 3,150.1	₨ 238,753.7
Cost of inventories (including cost of purchased products) recognized as expense	₨ 2,067,617.9	1,823,608.8	₨ 1,966,210.7
Inventory write-down expenses	₨ 1,253.4	1,291.9	₨ 3,208.1
Vehicles sold subject to repurchase arrangements [Member]
Disclosure of inventories [line items]
Finished goods		₨ 41,716.9			₨ 35,891.8